ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments	The change in presentation for the three and six months ended June 30, 2018 is as follows:

Consolidated statement of operations changes

	Three Months Ended June 30, 2018			Six Months Ended June 30, 2018
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	As adjusted	As previously reported	Adjustments Increase/(Decrease)	As adjusted
Gains/(losses) on derivative instruments	—	12,702	12,702	—	22,937	22,937
Other financial items, net	12,775	(12,702)	73	22,366	(22,937)	(571)

Consolidated statement of cash flows changes

	Six Months Ended June 30, 2018
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	As adjusted
Change in market value of derivatives	—	(22,997)	(22,997)
Change in assets and liabilities:
Other current assets and other non-current assets	(16,482)	17,553	1,071
Other current liabilities	(5,824)	5,444	(380)